10. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes
Schedule of components of income tax expense
Years ended December 31,	2017	2016	2015
Current tax expense	$111,510	$75,634	$111,579
Deferred tax (recovery) expense	(31,265)	8,272	(22,850)
Tax expense	$80,245	$83,906	$88,729

Schedule of reconciliation of statutory income tax rate

A reconciliation of the statutory income tax rate, which is a composite of Canadian federal and provincial rates, to the effective income tax rate was as follows:

Year ended December 31,	2017	2016	2015
Income (loss) before tax	$585,298	$376,806	$(178,210)
Multiplied by the statutory income tax rates	26.60%	26.61%	26.53%
	155,689	100,268	(47,279)
Income tax recorded at rates different from the Canadian tax rate	309	(6,410)	1,887
Permanent differences	(46,383)	15,594	62,025
Effect on deferred tax balances due to changes in income tax rates	(2,120)	(140)	1,554
Effect of temporary differences not recognized as deferred tax assets	(25,789)	(27,286)	76,009
Previously unrecognized tax losses and credits	—	—	(4,392)
Other	(1,461)	1,880	(1,075)
Tax expense	$80,245	$83,906	$88,729
Effective income tax rate	13.71%	22.27%	(49.79)%

Schedule of tax effects of temporary differences between carrying amounts of assets and liabilities for accounting purposes

The tax effects of temporary differences between the carrying amounts of assets and liabilities for accounting purposes and the amounts used for tax purposes are presented below:

As at December 31,	2017	2016
Deferred tax assets
Foreign tax credits	$8,639	$11,447
Minimum tax credits	—	1,462
Financing charges	17,013	9,349
Deferred revenue	1,879	—
Loss carry forwards	52,911	23,873
Employee benefits	10,430	10,084
Other	13	250
Total deferred tax assets	$90,885	$56,465
Deferred tax liabilities
Capital assets	$(244,569)	$(271,442)
Intangibles	(241,731)	(238,908)
Finance charges	(17,889)	(9,943)
Unrealized foreign exchange gains	(27,193)	(2,327)
Deferred revenue	—	(2,234)
Total deferred tax liabilities	$(531,382)	$(524,854)
Deferred tax liabilities, net	$(440,497)	$(468,389)